DEBT (Details) $ in Thousands	May. 14, 2014 USD ($) renewal	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Long-term debt		$ 510,000	$ 510,000
Wells Fargo Bank [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Term	3 years
Debt Instrument, Face Amount	$ 300,000
Wells Fargo Bank [Member] | Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.25%
Revolving Credit Facility [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Long-term debt		275,100
Revolving Credit Facility [Member] | Wells Fargo Bank [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Debt Instrument, Term	5 years
Line of Credit Facility, Maximum Borrowing Capacity	$ 275,000		$ 325,000
Debt Instrument, Renewal Term	1 year
Line of Credit Facility, Available Increase In Borrowing Capacity	$ 275,000
Line of Credit Facility, Maximum Including Higher Borrowing Capacity Option	$ 600,000
Debt Instrument, Number Of Renewals | renewal	2
Standby Letters of Credit [Member] | Wells Fargo Bank [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 25,000
Term Loan [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Long-term debt		$ 234,900
Minimum [Member] | Revolving Credit Facility [Member] | Wells Fargo Bank [Member] | Line of Credit [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.75%
Minimum [Member] | Revolving Credit Facility [Member] | Wells Fargo Bank [Member] | Line of Credit [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.75%
Maximum [Member] | Revolving Credit Facility [Member] | Wells Fargo Bank [Member] | Line of Credit [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.75%
Maximum [Member] | Revolving Credit Facility [Member] | Wells Fargo Bank [Member] | Line of Credit [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.75%